COMMITMENTS, GUARANTEES, PRODUCT WARRANTIES AND OTHER LOSS CONTINGENCIES - Environmental, Health and Safety Matters (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Total reserves related to environmental remediation, nuclear decommissioning and worker exposure claims	$ 2,415	$ 2,417
Expenditures for site remediation, nuclear decommissioning and worker exposure claims	220	$ 181	$ 173
Expected expenditures for site remediation, nuclear decommissioning and worker exposure claims, 2023	215
Expected expenditures for site remediation, nuclear decommissioning and worker exposure claims, 2024	$ 290
Environmental remediation expense, Statement of income location not disclosed, extensible enumeration	Expenditures	Expenditures	Expenditures